Feb. 26, 2024
Invesco International Developed Dynamic Multifactor ETF
Invesco International Developed Dynamic Multifactor ETF
INVESCO EXCHANGE-TRADED self-indexed FUND TRUST
SUPPLEMENT DATED february 26, 2024 TO THE PROSPECTUSES
DATED December 20, 2023 OF:
Invesco International Developed Dynamic Multifactor ETF (IMFL)
(the “Fund”)
The Fund’s classification has changed from “non-diversified” to “diversified,” and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940. All references in the Fund’s Summary Prospectus and Statutory Prospectus with regard to the Fund being “non-diversified” are hereby deleted in their entirety.